Stockholders’ Equity - Schedule of Warrants Granted (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price (in Dollars per share)	$ 10
Expected dividends		0.00%	0.00%
Expected life of warrants	5 years	5 years	5 years
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price (in Dollars per share)		$ 6.8	$ 5.2
Expected volatility	197.79%	196.11%	201.06%
Risk free interest rate	3.61%	3.57%	3.41%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price (in Dollars per share)		$ 24	$ 140
Expected volatility	197.90%	279.01%	309.08%
Risk free interest rate	3.82%	4.45%	4.66%